Stockholders' Equity (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 04, 2015	Dec. 31, 2013	Jun. 30, 2013
Revised common stock authorized		200,000,000		200,000,000	100,000,000	200,000,000
Restructuring charges			$ 753,400	$ 1,252,584
Number of awards oustanding		404,710		397,712	344,778		247,674
Number of awards granted		10,000		82,550	109,483
Share-based compensation expense		$ 260,149	377,892	$ 1,682,063	$ 880,765
Directors fees		3,765	1,252	$ 7,659	$ 4,679
Warrant term				5 years
Memphis,Tennessee Office [Member]
Restructuring charges			$ 753,000
Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member]
Unrecognized compensation expense		$ 1,575,511		$ 1,816,000
Weighted average period		1 year 9 months 29 days		2 years 4 days
Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member] | Memphis,Tennessee Office [Member]
Restructuring charges	$ 492,926			$ 492,926
Share-based compensation expense	$ 12,005
Amended and Restated 2013 Incentive Compensation Plan [Member]
Previously common stock reserved for issuance								166,666
Common stock reserved for issuance								208,333
Number of share available for grant		80,599		113,021
Number of awards oustanding		103,488		91,822
Number of awards granted		24,245		3,489